N-4	Apr. 30, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0000821051
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
This supplement should be read, retained, and used in conjunction with the Summary Prospectus, Updating Summary Prospectus, and Statutory Prospectus (collectively, the “Prospectuses”) of Fidelity Personal Retirement Annuity®.
Effective November 1, 2026, current expenses for the Fidelity® VIP Investor Freedom Portfolios have changed.
The information in APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT relating to the Fidelity® VIP Investor FreedomSM Portfolios is replaced with the following:

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.37%	10.57%	3.11%	5.68%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	11.87%	3.95%	6.55%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.44%	13.29%	4.79%	7.33%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	14.44%	5.46%	7.95%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	15.37%	6.18%	8.81%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	16.61%	—	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	18.69%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	19.69%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	19.73%	—	—
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Investor Freedom RetirementSM Portfolio† Adviser: Fidelity Management & Research Company LLC	0.37%	9.63%	2.31%	4.40%

†	Prior to April 30, 2026, the fund was named Fidelity ® VIP Investor Freedom Income Portfolio.

Variable Option [Line Items]
Prospectuses Available [Text Block]	More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/FPRA. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.
Portfolio Companies [Table Text Block]
The information in APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT relating to the Fidelity® VIP Investor FreedomSM Portfolios is replaced with the following:

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.37%	10.57%	3.11%	5.68%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	11.87%	3.95%	6.55%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.44%	13.29%	4.79%	7.33%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	14.44%	5.46%	7.95%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	15.37%	6.18%	8.81%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	16.61%	—	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	18.69%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	19.69%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	19.73%	—	—
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Investor Freedom RetirementSM Portfolio† Adviser: Fidelity Management & Research Company LLC	0.37%	9.63%	2.31%	4.40%

†	Prior to April 30, 2026, the fund was named Fidelity ® VIP Investor Freedom Income Portfolio.

C000024030 [Member] | Fidelity VIP Investor Freedom SM 2010 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2010 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	3.11%
Average Annual Total Returns, 10 Years [Percent]	5.68%
C000024030 [Member] | Fidelity VIP Investor Freedom SM 2015 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2015 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	11.87%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	6.55%
C000024030 [Member] | Fidelity VIP Investor Freedom SM 2020 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2020 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.33%
C000024030 [Member] | Fidelity VIP Investor Freedom SM 2025 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2025 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	14.44%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000024030 [Member] | Fidelity VIP Investor Freedom SM 2030 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2030 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000024030 [Member] | Fidelity VIP Investor Freedom SM 2035 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2035 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	16.61%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000024030 [Member] | Fidelity VIP Investor Freedom SM 2040 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2040 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	18.69%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000024030 [Member] | Fidelity VIP Investor Freedom SM 2045 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2045 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.69%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000024030 [Member] | Fidelity VIP Investor Freedom SM 2050 Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2050 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.73%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000024030 [Member] | Fidelity VIP Investor Freedom Retirement SM Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation
Portfolio Company Name [Text Block]	Fidelity® VIP Investor Freedom RetirementSM Portfolio	[1]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	9.63%
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	4.40%

[1]	Prior to April 30, 2026, the fund was named Fidelity®VIP Investor Freedom Income Portfolio.